Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Empower Real Estate Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Institutional Class
Trading Symbol	MXSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Real Estate Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Institutional Class/MXSFX)	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned
7.94%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 8.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Falling inflation allowed the Federal Reserve to cut its key policy rate by 100 basis points in 2024, which was supportive of real estate stocks. Welltower, a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance and Digital Realty, a data-center REIT, also contributed. Prologis, a logistics REIT, detracted the most from performance and Alexandria, an office REIT focused on life sciences, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Real Estate Index Fund (Institutional Class/MXSFX)	7.94%	3.09%	4.87%
Russell 3000 ® Index	23.81%	13.86%	12.74%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	5.21%
(a)Institutional Class inception date was May 1, 2015.

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 794,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 794M
Total number of portfolio holdings	106
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Prologis Inc REIT	9.18%
Equinix Inc REIT	8.53%
Welltower Inc REIT	6.99%
Digital Realty Trust Inc REIT	5.18%
Simon Property Group Inc REIT	4.96%
Public Storage REIT	4.42%
Realty Income Corp REIT	4.38%
Extra Space Storage Inc REIT	2.97%
AvalonBay Communities Inc REIT	2.93%
Ventas Inc REIT	2.32%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Prologis Inc REIT	9.18%
Equinix Inc REIT	8.53%
Welltower Inc REIT	6.99%
Digital Realty Trust Inc REIT	5.18%
Simon Property Group Inc REIT	4.96%
Public Storage REIT	4.42%
Realty Income Corp REIT	4.38%
Extra Space Storage Inc REIT	2.97%
AvalonBay Communities Inc REIT	2.93%
Ventas Inc REIT	2.32%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Real Estate Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Real Estate Index Fund
Class Name	Investor Class
Trading Symbol	MXREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Real Estate Index Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last
year
ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Real Estate Index Fund (Investor Class/MXREX)	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.54%, as compared to its broad-based securities market index, the Russell 3000
®
Index, which returned 23.81% and an additional index with investment characteristics similar to those of the Fund, the Dow Jones U.S. Select REIT Index, which returned 8.10% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Irish Life Investment Managers Limited.
Falling inflation allowed the Federal Reserve to cut its key policy rate by 100 basis points in 2024, which was supportive of real estate stocks. Welltower, a healthcare infrastructure real estate investment trust (“REIT”), was the largest contributor to performance and Digital Realty, a data-center REIT, also contributed. Prologis, a logistics REIT, detracted the most from performance and Alexandria, an office REIT focused on life sciences, was also a negative contributor.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Real Estate Index Fund (Investor Class/MXREX)	7.54%	2.73%	4.19%
Russell 3000 ® Index	23.81%	13.86%	12.55%
Dow Jones U.S. Select REIT Index	8.10%	3.40%	4.89%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 794,000,000
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 794M
Total number of portfolio holdings	106
Total advisory fee paid	$ 2.3M
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, repr ese
nting percentage of the total investments

of the Fund.
Top Ten Holdings
Prologis Inc REIT	9.18%
Equinix Inc REIT	8.53%
Welltower Inc REIT	6.99%
Digital Realty Trust Inc REIT	5.18%
Simon Property Group Inc REIT	4.96%
Public Storage REIT	4.42%
Realty Income Corp REIT	4.38%
Extra Space Storage Inc REIT	2.97%
AvalonBay Communities Inc REIT	2.93%
Ventas Inc REIT	2.32%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Prologis Inc REIT	9.18%
Equinix Inc REIT	8.53%
Welltower Inc REIT	6.99%
Digital Realty Trust Inc REIT	5.18%
Simon Property Group Inc REIT	4.96%
Public Storage REIT	4.42%
Realty Income Corp REIT	4.38%
Extra Space Storage Inc REIT	2.97%
AvalonBay Communities Inc REIT	2.93%
Ventas Inc REIT	2.32%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.